Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 22, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 29, 2019

DBX ETF TRUST

Xtrackers International Real Estate ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus each dated February 22, 2019, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has agreed to a fee waiver arrangement for the Fund.

Effective immediately, the following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers International Real Estate ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
Management Fee	0.12*
Other Expenses	None
Total Annual Fund Operating Expenses	0.12
Fee Waiver and/or Expense Reimbursement**	(0.02)
Total Annual Fund Operating Expenses After Fee Waiver	0.10

*Effective February 22, 2019, the Fund's management fee was reduced from 0.60% to 0.12% of the Fund's average daily net assets.

**The Adviser has contractually agreed, until March 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund's average daily net assets. This agreement may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers International Real Estate ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$10	$37	$66	$152

Xtrackers International Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 29, 2019

DBX ETF TRUST

Xtrackers International Real Estate ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus each dated February 22, 2019, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has agreed to a fee waiver arrangement for the Fund.

Effective immediately, the following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers International Real Estate ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
Management Fee	0.12*
Other Expenses	None
Total Annual Fund Operating Expenses	0.12
Fee Waiver and/or Expense Reimbursement**	(0.02)
Total Annual Fund Operating Expenses After Fee Waiver	0.10

*Effective February 22, 2019, the Fund's management fee was reduced from 0.60% to 0.12% of the Fund's average daily net assets.

**The Adviser has contractually agreed, until March 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund's average daily net assets. This agreement may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers International Real Estate ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$10	$37	$66	$152

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective February 22, 2019, the Fund’s management fee was reduced from 0.60% to 0.12% of the Fund’s average daily net assets.
Xtrackers International Real Estate ETF | Xtrackers International Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.12%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	37
5 Years	rr_ExpenseExampleYear05	66
10 Years	rr_ExpenseExampleYear10	$ 152

[1]	Effective February 22, 2019, the Fund’s management fee was reduced from 0.60% to 0.12% of the Fund’s average daily net assets.
[2]	The Adviser has contractually agreed, until March 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.